Debt Obligations Level 3 (Tables)	12 Months Ended
Dec. 31, 2015
Debt and Capital Lease Obligations [Abstract]
Schedule of Debt [Table Text Block]
Debt outstanding at December 31, 2015 and 2014 is as follows:

	2015		2014
	Long-Term	Due Within One Year	Long-Term	Due Within One Year
ABL Facility	$—	$—	$60	$—
Senior Secured Notes:
6.625% First-Priority Senior Notes due 2020 (includes $4 and $6 of unamortized debt premium at December 31, 2015 and 2014, respectively)	1,554	—	1,556	—
10.00% First-Priority Senior Secured Notes due 2020	315	—	—	—
8.875% Senior Secured Notes due 2018 (includes $2 and $3 of unamortized discount at December 31, 2015 and 2014, respectively)	995	—	1,197	—
9.00% Second-Priority Senior Secured Notes due 2020	574	—	574	—
Debentures:
9.2% debentures due 2021	74	—	74	—
7.875% debentures due 2023	189	—	189	—
8.375% sinking fund debentures due 2016	—	—	20	20
Other Borrowings:
Australia Facility due 2017 at 4.5% and 5.1% at December 31, 2015 and 2014, respectively	29	3	36	4
Brazilian bank loans at 10.9% and 7.5% at December 31, 2015 and 2014, respectively	5	42	9	47
Capital Leases	9	1	8	1
Other at 4.7% and 4.0% at December 31, 2015 and 2014, respectively	5	34	12	27
Unamortized debt issuance costs	(51)	—	(57)	—
Total	$3,698	$80	$3,678	$99

Schedule of Maturities of Long-term Debt [Table Text Block]
Scheduled Maturities
Aggregate maturities of debt, minimum payments under capital leases and minimum rentals under operating leases at December 31, 2015 for the Company are as follows:

Year	Debt	Minimum Rentals Under Operating Leases	Minimum Payments Under Capital Leases
2016	$80	$32	$2
2017	35	24	2
2018	999	16	2
2019	1	10	2
2020	2,439	4	2
2021 and thereafter	263	9	5
Total minimum payments	$3,817	$95	15
Less: Amount representing interest			(5)
Present value of minimum payments			$10